Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2022	2021
	(US$ millions)
Gross trade receivables	694	722
Less: provisions for expected credit losses	(315)	(316)
Trade receivables, net	379	405

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2022:
Telecom operators	7	13	5	25
Own customers	211	54	39	304
Others	39	7	5	51
Total	257	74	48	379
2021:
Telecom operators	18	3	4	25
Own customers	210	59	34	303
Others	58	12	8	77
Total	286	74	46	405

Inventories	Inventories

	2022	2021
	(US$ millions)
Telephone and equipment	39	43
SIM cards	4	5
Other	10	15
Inventory at December 31,	53	63

Provisions and other liabilities
Current

	2022	2021
	(US$ millions)
Deferred revenue	93	110
Customer deposits	13	15
Current legal provisions	9	24
Tax payables	61	88
Customer and MFS distributor cash balances	47	194
Withholding tax on payments to third parties	15	11
Other current liabilities(i)	66	106
Total	305	548
(i) Includes $8 million (2021: $25 million) of tax risk liabilities not related to income tax.
Non-current

	2022	2021
	(US$ millions)
Non-current legal provisions	16	22
Long-term portion of asset retirement obligations	155	177
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	32	46
Long-term employment obligations	37	56
Other non-current liabilities	55	63
Total	295	364

Contract assets
Contract assets, net

	2022	2021
	(US$ millions)
Long-term portion	21	18
Short-term portion	61	54
Less: provisions for expected credit losses	(5)	(4)
Total	77	69
Contract costs, net (i)

	2022	2021
	(US$ millions)
Net at January 1	8	5
Change in scope	—	2
Contract costs capitalized	5	2
Amortization of contract costs	(3)	(1)
Net at December 31	10	8
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2022	2021
	(US$ millions)
Long-term portion	2	2
Short-term portion	87	95
Total	88	97